STATE FARM MUTUAL FUND TRUST

Supplement dated January 3, 2018 to the Statement of Additional Information dated May 1, 2017 and supplemented as of July 12, 2017 of State Farm Mutual Fund Trust (the “SAI”).

Effective December 31, 2017, Ms. Diane Wallace, an Independent Trustee of State Farm Mutual Fund Trust, retired from her position as an Independent Trustee of the Trust.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.